Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets Held in the Trust Account

As of June 30, 2026, assets held in the Trust Account were comprised of $340 in cash and $420,735,420 invested in U.S. Treasury Bills, whose fair value is considered to be a Level 1 measurement.

	Amortized Cost	Unrealized Loss	Fair Value
June 30, 2026
U.S. Treasury Securities (Mature on 9/17/26)	$420,879,491	$(144,071)	$420,735,420
	Amortized Cost	Unrealized Loss	Fair Value
December 31, 2025
U.S. Treasury Securities (Mature on 4/14/26 and 6/18/26)	$414,549,106	$(119,487)	$414,429,619

As of December 31, 2025, assets held in the Trust Account were comprised of $676 in cash and $414,429,619 invested in U.S. Treasury Bills.

	Amortized Cost	Unrealized Gain	Fair Value
December 31, 2025
U.S. Treasury Securities (Matures on 4/14/26 and 6/18/26)	$414,549,106	$(119,487)	$414,429,619

Schedule of Quantitative Market Assumptions

The key inputs into the PWERM model for the subscription agreement liability were as follows:

	June 24, 2026	June 30, 2026
Market price of Public Shares	$11.99	$17.45
Term (years)	0.44	0.42
Risk-free rate	3.92%	3.96%
Volatility	2.8%	2.8%
Likelihood of completing a business combination	90%	90%

Subscription Agreement Liability
Fair value as of June 24, 2026	$39,072,918
Change in valuation inputs or other assumptions	98,699,277
Fair value as of June 30, 2026	$137,772,195
The following table presents the quantitative information regarding market assumptions used in the Level 3 valuation of the public warrants:
December 18, 2025
Volatility	10%
Risk free rate	3.49%
Stock price	$9.95
Weighted terms (Yrs)	2.85
Market Pricing Adjustment	16.9%